UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03205 and 811-21300

Name of Fund: CMA Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, CMA
Government Securities Fund and Master Government Securities LLC, 55 East 52nd Street,
New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 03/31/2010

Item 1 – Report to Stockholders

Annual Report

March 31, 2010

CMA Government Securities Fund

CMA Treasury Fund

2 ANNUAL REPORT

MARCH 31, 2010

Dear Shareholder

The past year has seen a remarkable turnaround from the conditions that plagued the global economy and financial markets in 2008 through early

2009. In our opinion, the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus. From that point, the global economy has moved into recovery mode and, we believe, is getting ready to start transitioning into an expansion.

Global equity markets bottomed in early 2009 and since that time have soared dramatically higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. There have been several correc-

tions along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe)

and concerns over the future direction of interest rates. On balance, however, strong corporate earnings and a positive macro backdrop have helped keep the equity bull market intact. From a geographic perspective, US equities have generally outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced.

Within fixed income markets, improving economic conditions, concerns over the US deficit and a lack of demand at recent Treasury auctions have recently conspired to push Treasury yields higher (and prices correspondingly lower). In this environment, Treasuries have dramatically underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds outperformed taxable sectors over the twelve-month period thanks to continued high demand levels, but have struggled in recent months against a weak fundamental backdrop marked by ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outper-

forming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an

“extended period.”

Against this backdrop, the major market averages posted the following returns:
Total Returns as of March 31, 2010	6-month	12-month
US equities (S&P 500 Index)	11.75%	49.77%
Small cap US equities (Russell 2000 Index)	13.07	62.76
International equities (MSCI Europe, Australasia, Far East Index)	3.06	54.44
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.17
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.62)	(6.30)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.99	7.69
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	0.28	9.69
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.97	55.64

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder®

magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your invest-

ments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Information
Current Seven-Day Yields
	7-Day	7-Day
As of March 31, 2010	SEC Yields	Yields
CMA Government Securities Fund	0.00%	0.00%
CMA Treasury Fund	0.00%	0.00%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including administration fees, distribution fees including 12b-1 fees and other Fund expenses.
The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2009 and held through March 31,
2010) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid
During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of own-
ing different funds. If these transactional expenses were included, share-
holder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value		Account Value	Account Value
	October 1,	March 31,	Expenses Paid	October 1,	March 31,	Expenses Paid
	2009	2010	During the Period[1]	2009	2010	During the Period[1]
CMA Government Securities Fund	$1,000	$1,000.30	$0.80	$1,000	$1,024.10	$0.81
CMA Treasury Fund	$1,000	$1,000.30	$0.50	$1,000	$1,024.40	$0.50

1 Expenses are equal to an annualized expense ratio of 0.16% for CMA Government Securities Fund and an annualized expense ratio of 0.10% for CMA Treasury Fund, multi-
plied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Funds are feeder funds, the expense table example reflects the expenses of both the feeder fund and the Master LLC in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

4 ANNUAL REPORT

MARCH 31, 2010

Statements of Assets and Liabilities
	CMA	CMA
	Government	Treasury
March 31, 2010	Securities Fund	Fund
Assets
Investments at value — Master Government Securities LLC and Master Treasury LLC (individually "Government LLC" and
"Treasury LLC", or collectively, the “Master LLCs”), respectively[1]	$320,631,675	$1,677,346,145
Capital shares sold receivable	74,686	—
Distribution fees receivable	—	197
Prepaid expenses	26,084	22,596
Total assets	320,732,445	1,677,368,938
Liabilities
Contributions payable to the Master LLC	74,686	—
Administration fees payable	4,302	—
Officer’s and Directors’ fees payable	39	213
Other accrued expenses payable	10,838	34,648
Total liabilities	89,865	34,861
Net Assets	$320,642,580	$1,677,334,077
Net Assets Consist of
Paid-in capital[2]	$320,632,565	$1,677,272,074
Accumulated net realized gains allocated from the Master LLCs	10,015	62,003
Net Assets, $1.00 net asset value per share	$320,642,580	$1,677,334,077
[1] Investments at cost	$320,631,675	$1,677,346,145
[2] Shares outstanding, unlimited number of shares authorized, $0.10 par value	320,632,567	1,677,272,076

See Notes to Financial Statements.

ANNUAL REPORT

MARCH 31, 2010

Statements of Operations
	CMA	CMA
	Government	Treasury
Year Ended March 31, 2010	Securities Fund	Fund
Investment Income
Income	$ 151	—
Net investment income allocated from the Master LLCs:
Interest	909,624	$ 5,081,992
Expenses	(309,935)	(3,196,255)
Total income	599,840	1,885,737
Expenses
Administration	1,043,688	5,779,529
Distribution	517,153	2,876,231
Registration	105,835	40,119
Transfer agent	49,651	198,167
Professional	25,587	52,436
Federal insurance	23,330	109,084
Printing	18,077	60,552
Officer and Directors	163	976
Miscellaneous	8,759	14,864
Total expenses	1,792,243	9,131,958
Less fees waived by administrator	(675,581)	(4,865,989)
Less expenses reimbursed by administrator	(172)	—
Less distribution fees waived	(517,153)	(2,876,231)
Total expenses after fees waived	599,337	1,389,738
Net investment income	503	495,999
Realized Gain Allocated from the Master LLCs
Net realized gain from investments	17,308	173,302
Net Increase in Net Assets Resulting from Operations	$ 17,811	$ 669,301

See Notes to Financial Statements.

6 ANNUAL REPORT

MARCH 31, 2010

Statements of Changes in Net Assets
		CMA	CMA
	Government		Treasury
	Securities Fund		Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$ 503	$ 4,902,715	$ 495,999	$ 15,586,405
Net realized gain	17,308	42,568	173,302	286,104
Net increase in net assets resulting from operations	17,811	4,945,283	669,301	15,872,509
Dividends and Distributions to Shareholders From
Net investment income	(84,596)	(4,902,715)	(946,975)	(15,586,405)
Net realized gain	(7,293)	—	(25,501)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(91,889)	(4,902,715)	(972,476)	(15,586,405)
Capital Share Transactions
Net proceeds from sale of shares	2,098,183,806	4,164,496,471	5,877,610,950	17,638,203,419
Reinvestment of dividends and distributions	91,408	4,902,715	972,468	15,586,405
Cost of shares redeemed	(2,446,034,769)	(4,298,768,693)	(8,436,287,247)	(15,853,318,078)
Net increase (decrease) in net assets derived from capital share transactions	(347,759,555)	(129,369,507)	(2,557,703,829)	1,800,471,746
Net Assets
Total increase (decrease) in net assets	(347,833,633)	(129,326,939)	(2,558,007,004)	1,800,757,850
Beginning of year	668,476,213	797,803,152	4,235,341,081	2,434,583,231
End of year	$ 320,642,580	$ 668,476,213	$1,677,334,077	$4,235,341,081
Undistributed net investment income	—	$ 84,093	—	$ 450,976

See Notes to Financial Statements.

ANNUAL REPORT

MARCH 31, 2010

Financial Highlights			CMA Government Securities Fund
		Year Ended March 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000	0.0070	0.0369	0.0439	0.0291
Net realized and unrealized gain (loss)	0.0000	0.0001	(0.0005)	0.0003	0.0001
Net increase from investment operations	0.0000	0.0071	0.0364	0.0442	0.0292
Dividends and distributions from:
Net investment income	(0.0002)	(0.0070)	(0.0369)	(0.0439)	(0.0291)
Net realized gain	(0.0000)	—	—	(0.0000)	(0.0000)
Total dividends and distributions	(0.0002)	(0.0070)	(0.0369)	(0.0439)	(0.0291)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.03%	0.70%	3.74%	4.46%	2.96%
Ratios to Average Net Assets[2]
Total expenses	0.50%	0.63%	0.66%	0.70%	0.67%
Total expenses after fees waived	0.22%	0.55%	0.66%	0.70%	0.67%
Net investment income	0.00%[3]	0.67%	3.53%	4.41%	2.89%
Supplemental Data
Net assets, end of year (000)	$320,643	$ 668,476	$ 797,803	$ 503,160	$ 467,534

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
3 Amount is less than 0.01%.

See Notes to Financial Statements.

8 ANNUAL REPORT

MARCH 31, 2010

Financial Highlights (concluded)				CMA Treasury Fund
		Year Ended March 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0064	0.0343	0.0421	0.0277
Net realized and unrealized gain (loss)	0.0001	0.0001	(0.0002)	0.0003	0.0001
Net increase from investment operations	0.0003	0.0065	0.0341	0.0424	0.0278
Dividends and distributions from:
Net investment income	(0.0004)	(0.0064)	(0.0343)	(0.0421)	(0.0277)
Net realized gain	(0.0000)	—	—	(0.0000)	(0.0001)
Total dividends and distributions	(0.0004)	(0.0064)	(0.0343)	(0.0421)	(0.0278)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.04%	0.64%	3.48%	4.28%	2.81%
Ratios to Average Net Assets[2]
Total expenses	0.53%	0.57%	0.60%	0.68%	0.67%
Total expenses after fees waived	0.20%	0.50%	0.60%	0.68%	0.67%
Net investment income	0.02%	0.46%	2.92%	4.22%	2.76%
Supplemental Data
Net assets, end of year (000)	$1,677,334	$4,235,341	$2,434,583	$ 462,854	$ 481,630

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

ANNUAL REPORT

MARCH 31, 2010

Notes to Financial Statements

CMA Government Securities Fund and CMA Treasury Fund

1. Organization and Significant Accounting Policies:

CMA Government Securities Fund and CMA Treasury Fund (collectively the “Funds” or individually a “Fund”) are each registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a no load, diversified, open end management investment company. Each
Fund is organized as a Massachusetts business trust. CMA Government
Securities Fund and CMA Treasury Fund seek to achieve their invest-
ment objectives by investing all of their assets in Master Government
Securities LLC and Master Treasury LLC, respectively, (collectively the
“Master LLCs”), which have the same investment objective and strategies as the Funds. Each Master LLC is organized as a Delaware limited liabil-
ity company. The value of each Fund’s investment in the Master LLCs reflects each Fund’s proportionate interest in the net assets of the respective Master LLC. The percentage of the Master LLC owned by the applicable Fund at March 31, 2010 was 47.1% for CMA Government
Securities Fund and 58.7% for CMA Treasury Fund. The performance of each Fund is directly affected by the performance of the Master LLCs.
The financial statements of the Master LLC, including the Schedules of
Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Boards of Trustees of the Funds and the Boards of Directors of the Master LLCs are referred to throughout this report as the “Board of Directors” or the “Board.” The
Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US
GAAP”), which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: Each Fund records its investment in the respective Master LLC at fair value. Valuation of securities held by the Master LLCs is discussed in Note 1 of the Master LLCs’ Notes to Financial Statements, which are included elsewhere in this report. Each Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the Funds’ investments in the Master LLCs were classified as Level 2. The Funds believe more relevant disclosure regard-
ing fair value measurements relates to the Master LLCs, which is dis-
closed in Note 1 of the Master LLCs’ Notes to Financial Statements,
which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Master LLCs are accounted for on a trade date basis. Each Fund records daily its proportionate share of the applicable Master LLC’s income, expenses and realized gains and losses. In addition, each Fund accrues its own income and expenses.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regu-
lated investment companies and to distribute substantially all of its tax-
able income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ US federal tax returns remains open for the four years ended March 31, 2010. The statutes of limitations on the Funds’
state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

10 ANNUAL REPORT

MARCH 31, 2010

Notes to Financial Statements (continued)

CMA Government Securities Fund and CMA Treasury Fund

Recent Accounting Standard: In January 2010, the Financial Accounting
Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effec-
tive for financial statements for fiscal years beginning after December
15, 2009, and interim periods within those fiscal years, except for dis-
closures about purchases, sales, issuances and settlements in the roll-
forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim peri-
ods within those fiscal years. The impact of this guidance on the Funds’
financial statements and disclosures is currently being assessed.

Other: Expenses directly related to each Fund are charged to that Fund.
Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Administration Agreement and Other Transactions with
Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but
BAC and Barclays are not.

Each Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.25% of each Fund’s average daily net assets. The Funds do not pay an advisory fee or investment management fee.

Each Fund has entered into a Distribution Agreement and a Distribution and Shareholder Servicing Plan (the “Distribution Plan”) with BlackRock
Investments, LLC (“BRIL”), an affiliate of BlackRock.

Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL a distribution fee. The fee is accrued daily and paid monthly at an annual rate of 0.125% of each
Fund’s average daily net assets.

The Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and distribution fees and/or reimburse operat-
ing expenses to enable the Funds to maintain minimum levels of net investment income. These amounts are shown as fees waived by admin-
istrator and distribution fees waived in the Statements of Operations. The
Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Funds are officers and/or direc-
tors of BlackRock or its affiliates. The Funds reimburse the Administrator for compensation paid to the Funds’ Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and dis-
tributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

4. Federal Insurance:

The Funds participated in the US Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participation in the Program, in the event a Fund’s net asset value fell below $0.995 per share, shareholders in the Fund would have had federal insurance of $1.00 per share up to the lesser of a shareholder’s balance in the Fund as of the close of business on
September 19, 2008, or the amount held in the Fund by the share-
holder on the date that the guarantee was triggered. Any increase in the number of shares in a shareholder’s account after the close of busi-
ness on September 19, 2008 and any investments after a shareholder closed their account would not have been guaranteed. As a participant in the Program, which expired September 18, 2009, each Fund paid a participation fee of 0.03% for the period December 19, 2008 through
September 18, 2009 of the Fund’s shares outstanding value as of
September 19, 2008. The participation fee for the period April 1,
2009 to September 18, 2009 is included in federal insurance in the
Statements of Operations.

ANNUAL REPORT

MARCH 31, 2010

Notes to Financial Statements (concluded)

CMA Government Securities Fund and CMA Treasury Fund

5. Income Tax Information:

The tax character of distributions paid during the years ended March 31, 2010 and March 31, 2009 was as follows:

	March 31, 2010		March 31, 2009
	CMA Government	CMA	CMA Government	CMA
	Securities Fund	Treasury Fund	Securities Fund	Treasury Fund
Ordinary income	$ 91,889	$ 972,476	$ 4,902,715	$ 15,586,405
Total	$ 91,889	$ 972,476	$ 4,902,715	$ 15,586,405

As of March 31, 2010, the tax components of accumulated net earnings were as follows:

CMA
	Government	CMA
	Securities	Treasury
	Fund	Fund
Undistributed ordinary income	$ 10,928	$ 70,368
Net unrealized losses*	(913)	(8,365)
Total accumulated net earnings	$ 10,015	$ 62,003

* The differences between book-basis and tax-basis net unrealized losses were attributable primarily to the timing and recognition of partnership income.

6. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the
Funds’ financial statements was completed through the date the finan-
cial statements were issued and the following items were noted:

On May 19, 2010, the Board approved name changes for CMA
Government Securities Fund and CMA Treasury Fund to BIF Government
Securities Fund and BIF Treasury Fund, respectively. The name changes will be effective June 18, 2010.

12 ANNUAL REPORT

MARCH 31, 2010

Report of Independent Registered Public Accounting Firm

CMA Government Securities Fund
and CMA Treasury Fund

To the Shareholders and Boards of Trustees of CMA
Government Securities Fund and CMA Treasury Fund:

We have audited the accompanying statements of assets and liabilities of CMA Government Securities Fund and CMA Treasury Fund (the
“Funds”) as of March 31, 2010, and the related statements of opera-
tions for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of express-

ing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of
CMA Government Securities Fund and CMA Treasury Fund as of March
31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 27, 2010

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by the Funds during the fiscal year ended March 31, 2010:

CMA
	Government	CMA
	Securities	Treasury
	Fund	Fund
Federal Obligation Interest	14.73%*	51.00%*
Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents	100.00%**	100.00%**

* The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes. Additionally, at least 50% of the assets of
CMA Treasury Fund were invested in Federal obligations at the end of each fiscal quarter.

** Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

ANNUAL REPORT

MARCH 31, 2010

Portfolio Information as of March 31, 2010			Master Government Securities LLC
			and Master Treasury LLC
Portfolio Composition
	Percent of		Percent of
Master Government Securities LLC	Net Assets	Master Treasury LLC	Net Assets
U.S. Treasury Obligations	60%	U.S. Treasury Obligations	109%
Repurchase Agreements	40	Liabilities in Excess of Other Assets	(9)
Total	100%	Total	100%

14 ANNUAL REPORT

MARCH 31, 2010

Schedule of Investments March 31, 2010

Master Government Securities LLC
(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.50%, 4/01/10	$ 20,000	$ 19,999,722
0.08% — 0.15%, 4/08/10	40,001	39,999,743
0.15%, 4/15/10	35,000	34,997,813
0.03% — 0.06%, 4/22/10	20,984	20,983,247
0.19%, 4/29/10	10,000	9,998,510
0.14%, 5/06/10	5,000	4,999,288
0.11% — 0.15%, 5/13/10	48,000	47,992,636
0.10% — 0.11%, 5/20/10	5,000	4,999,285
0.14% — 0.18%, 5/27/10	16,798	16,793,905
0.13% — 0.14%, 6/03/10	10,000	9,997,653
0.16% — 0.33%, 6/17/10	52,900	52,875,017
0.18%, 7/08/10	23,000	22,988,615
0.13%, 7/15/10	7,800	7,797,014
0.50%, 7/29/10	8,000	7,986,667
0.17%, 8/12/10	35,000	34,977,853
0.19%, 8/19/10	13,500	13,490,155
0.19%, 8/26/10	15,000	14,988,283
0.19%, 9/02/10	25,000	24,980,087
0.32%, 11/18/10	15,000	14,969,550
Total U.S. Treasury Obligations — 59.6%		405,815,043
Repurchase Agreements
Bank of America Securities LLC, 0.11%, 4/07/10
(Purchased on 3/31/10 to be repurchased at
$33,000,706, collateralized by various Government
National Mortgage Association, 0.00% — 17.00% due
5/15/10 — 10/15/51, par and fair value of
$730,115,043, $33,915,221, respectively)	33,000	33,000,000
Barclays Capital Inc., 0.14%, 4/05/10 (Purchased
on 3/04/10 to be repurchased at $35,004,296,
collateralized by U.S. Treasury Note, 3.88% due
9/15/10, par and fair value of $35,061,800,
$35,700,092, respectively)	35,000	35,000,000
Citigroup Global Markets, Inc., 0.11%, 4/07/10
(Purchased on 3/31/10 to be repurchased at
$33,000,101, collateralized by various Government
National Mortgage Association, 3.12% — 11.00% due
1/15/11 — 3/15/40, par and fair value of
$498,732,568, $33,660,000, respectively)	33,000	33,000,000
Credit Suisse Securities (USA) LLC, 0.12%, 4/01/10
(Purchased on 3/25/10 to be repurchased at
$33,000,770, collateralized by various U.S. Treasury
Notes, 2.00% due 4/15/12 — 7/15/14, par and fair
value of $29,648,000, $33,383,985, respectively)	33,000	33,000,000
Deutsche Bank Securities, Inc., 0.11%, 4/07/10
(Purchased on 3/31/10 to be repurchased at
$33,000,706, collateralized by various Government
National Mortgage Association, 5.50% — 7.00% due
12/15/38 — 7/15/50, par and fair value of
$44,172,096, $33,660,001, respectively)	33,000	33,000,000
HSBC Securities (USA) Inc., 0.00%, 4/01/10
(Purchased on 3/31/10 to be repurchased at
$22,000,000, collateralized by various U.S. Treasury
Notes, 0.88% — 3.50% due 4/15/10 — 7/15/19, par
and fair value of $18,762,400, $22,337,173,
respectively)	22,000	22,000,000

	Par
Issue	(000)	Value
Repurchase Agreements (concluded)
JPMorgan Securities Inc., 0.00%, 4/01/10 (Purchased
on 3/31/10 to be repurchased at $22,000,000
collateralized by various U.S. Treasury Notes, 1.38% —
9.88% due 2/15/13 — 11/15/15, par and fair value of
$24,075,000, $22,424,080, respectively)	$ 22,000	$ 22,000,000
Mizuho Securities (USA) LLC, 0.01%, 4/01/10
(Purchased on 3/31/10 to be repurchased at
$20,000,006, collateralized by U.S. Treasury Note, 3.63%
due 4/15/28, par and fair value of $12,339,400,
$20,400,005, respectively)	20,000	20,000,000
RBS Securities Inc., 0.12%, 4/07/10 (Purchased on
3/31/10 to be repurchased at $33,000,770
collateralized by various U.S. Treasury Obligations,
0.00% — 8.13% due 6/24/10 — 11/15/39, par and
fair value of $35,001,300, $33,096,832, respectively)	33,000	33,000,000
UBS Securities LLC, 0.01%, 4/01/10 (Purchased on
3/31/10 to be repurchased at $9,192,003
collateralized by various U.S. Treasury Notes, 1.25% —
2.63% due 4/15/12 — 7/15/19, par and fair value of
$8,466,000, $9,338,070, respectively)	9,192	9,192,000
Total Repurchase Agreements — 40.2%		273,192,000
Total Investments (Cost — $679,007,043*) — 99.8%		679,007,043
Other Assets Less Liabilities — 0.2%		1,457,474
Net Assets — 100.0%		$ 680,464,517

* Cost for federal income tax purposes.
(a) Rates shown are the discount rates or range of discount rates paid at the time of purchase.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of March 31, 2010 in deter-
mining the fair valuation of the Master LLC’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Repurchase
Agreements	—	$273,192,000	—	$273,192,000
U.S. Treasury
Obligations	—	405,815,043	—	405,815,043
Total	—	$679,007,043	—	$679,007,043

See Notes to Financial Statements.

ANNUAL REPORT

MARCH 31, 2010

Schedule of Investments March 31, 2010

Master Treasury LLC

(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.04% — 0.50%, 4/01/10	$ 258,945	$ 258,943,465
0.05% — 0.15%, 4/08/10	168,342	168,338,603
0.04% — 0.13%, 4/15/10	497,923	497,906,910
0.06% — 0.14%, 4/22/10	59,424	59,421,596
0.06% — 0.19%, 4/29/10	206,502	206,486,934
0.10% — 0.14%, 5/06/10	236,839	236,807,000
0.11% — 0.17%, 5/13/10	371,033	370,972,948
0.10% — 0.17%, 5/20/10	52,872	52,863,714
0.10% — 0.16%, 5/27/10	140,000	139,968,111
0.13% — 0.14%, 6/03/10	88,463	88,442,309
0.15% — 0.16%, 6/10/10	163,599	163,549,883
0.16% — 0.22%, 6/17/10	99,676	99,633,530
0.16% — 0.17%, 6/24/10	175,000	174,934,184
0.15%, 7/01/10	175,000	174,934,689
0.18%, 7/08/10	75,000	74,962,875
0.13%, 7/15/10	757	756,710
0.15%, 7/22/10	50,000	49,977,243
0.14% — 0.50%, 7/29/10	107,445	107,387,592
0.17%, 8/12/10	80,000	79,949,378
0.19%, 9/02/10	50,000	49,960,174
0.24%, 9/23/10	35,000	34,958,933
0.32%, 11/18/10	25,000	24,949,250
Total Investments (Cost — $3,116,106,031*) — 109.1%		3,116,106,031
Liabilities in Excess of Other Assets — (9.1)%		(259,877,523)
Net Assets — 100.0%		$2,856,228,508

* Cost for federal income tax purposes.
(a) Rates shown are discount rates or a range of discount rates paid at the time of purchase.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of invest-
ments)
The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other signifi-
cant accounting policies, please refer to Note 1 of the Notes to Financial
Statements.
The following table summarizes the inputs used as of March 31, 2010 in deter-
mining the fair valuation of the Master LLC’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury
Obligations	—	$3,116,106,031	—	$3,116,106,031
Total	—	$3,116,106,031	—	$3,116,106,031

See Notes to Financial Statements.

16 ANNUAL REPORT

MARCH 31, 2010

Statements of Assets and Liabilities
	Master
	Government	Master
March 31, 2010	Securities LLC	Treasury LLC
Assets
Investments at value — unaffiliated[1]	$ 405,815,043	$3,116,106,031
Repurchase agreements at value — unaffiliated[2]	273,192,000	—
Cash	448	955
Contributions receivable from investors	1,512,860	339,574
Interest receivable	4,436	—
Prepaid expenses	40,680	59,025
Total assets	680,565,467	3,116,505,585
Liabilities
Investments purchased payable	—	259,913,533
Investment advisory fees payable	52,628	246,200
Other affiliates payable	3,069	14,331
Officer’s and Directors’ fees payable	320	723
Other accrued expenses payable	44,933	102,290
Total liabilities	100,950	260,277,077
Net Assets	$ 680,464,517	$2,856,228,508
Net Assets Consist of
Investors’ capital	$ 680,464,517	$2,856,228,508
[1]Investments at cost — unaffiliated	$ 405,815,043	$3,116,106,031
[2]Repurchase agreements at cost — unaffiliated	$ 273,192,000	—

See Notes to Financial Statements.

ANNUAL REPORT

MARCH 31, 2010

Statements of Operations
			Master
			Government	Master
Year Ended March 31, 2010			Securities LLC	Treasury LLC
Investment Income
Interest			$ 1,791,891	$ 7,786,718
Expenses
Investment advisory			1,823,881	5,421,189
Accounting services			212,261	496,220
Professional			68,519	83,089
Custodian			42,560	88,201
Officers and Directors			25,993	69,233
Printing			1,334	5,510
Other			20,346	62,482
Total expenses			2,194,894	6,225,924
Less fees waived by advisor			(1,585,400)	(1,268,850)
Less fees paid indirectly			(200)	—
Total expenses after fees waived			609,294	4,957,074
Net investment income			1,182,597	2,829,644
Realized Gain
Net realized gain from investments			37,081	264,676
Net Increase in Net Assets Resulting from Operations			$ 1,219,678	$ 3,094,320
Statements of Changes in Net Assets
	Master Government Securities LLC		Master Treasury LLC
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$ 1,182,597	$ 12,798,197	$ 2,829,644	$ 38,527,822
Net realized gain	37,081	70,576	264,676	386,252
Net increase in net assets resulting from operations	1,219,678	12,868,773	3,094,320	38,914,074
Capital Transactions
Proceeds from contributions	5,503,473,147	7,917,912,535	16,001,007,571	30,062,271,749
Fair value of withdrawals	(5,994,676,614)	(8,068,455,169)	(18,866,037,313)	(27,869,340,433)
Net increase (decrease) in net assets derived from capital transactions	(491,203,467)	(150,542,634)	(2,865,029,742)	2,192,931,316
Net Assets
Total increase (decrease) in net assets	(489,983,789)	(137,673,861)	(2,861,935,422)	2,231,845,390
Beginning of year	1,170,448,306	1,308,122,167	5,718,163,930	3,486,318,540
End of year	$ 680,464,517	$1,170,448,306	$ 2,856,228,508	$ 5,718,163,930
See Notes to Financial Statements.

18 ANNUAL REPORT

MARCH 31, 2010

Financial Highlights			Master Government Securities LLC
		Year Ended March 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	0.18%	1.05%	4.16%	4.90%	3.37%
Ratios to Average Net Assets
Total expenses	0.26%	0.23%	0.24%	0.26%	0.26%
Total expenses after fees waived and paid indirectly	0.07%	0.20%	0.24%	0.26%	0.26%
Net investment income	0.14%	1.03%	3.99%	4.84%	3.31%
Supplemental Data
Net assets, end of year (000)	$680,465	$ 1,170,448	$ 1,308,122 $	964,413	$ 968,809
				Master Treasury LLC
		Year Ended March 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	0.10%	0.98%	3.87%	4.70%	3.22%
Ratios to Average Net Assets
Total expenses	0.17%	0.16%	0.21%	0.26%	0.26%
Total expenses after fees waived and paid indirectly	0.14%	0.16%	0.21%	0.26%	0.26%
Net investment income	0.08%	0.81%	3.42%	4.63%	3.14%
Supplemental Data
Net assets, end of year (000)	$2,856,229	$5,718,164	$3,486,319 $	874,719	$ 873,537

See Notes to Financial Statements.

ANNUAL REPORT

MARCH 31, 2010

Notes to Financial Statements

Master Government Securities LLC and Master Treasury LLC

1. Organization and Significant Accounting Policies:

Master Government Securities LLC and Master Treasury LLC (collectively the “Master LLCs” or individually a “Master LLC”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and are each organized as a Delaware limited liability company. The
Limited Liability Company Agreement of each Master LLC permits the
Board of Directors to issue non-transferable interests in that Master LLC subject to certain limitations. The Boards of Directors of the Master LLCs is referred to throughout this report as the “Board of Directors” or the
“Board.” The Master LLCs’ financial statements are prepared in conform-
ity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLCs:

Valuation: The Master LLCs’ policy is to fair value their financial instru-
ments at market value. The Master LLCs’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securi-
ties are valued at cost when purchased and thereafter, a constant pro-
portionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Master LLCs may invest in repurchase agreements, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities held as collateral subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLCs’ custodian. In the event the counterparty defaults and the fair value of the collateral declines, the
Master LLCs could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLCs are classified as partnerships for federal income tax purposes. As such, each investor in each Master LLC is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of that

Master LLC. Therefore, no federal income tax provision is required. It is intended that each Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the
Internal Revenue Code of 1986, as amended.

Each Master LLC files US federal and various state and local tax returns.
In October, 2009, the Internal Revenue Service commenced an exami-
nation of Master Treasury LLC’s US federal tax return for the year ended
March 31, 2008. The examination was completed in April, 2010 and did not result in any adjustments to the tax return. Master Government
Securities LLC’s income tax returns are not currently under examination.
The statute of limitations on each Master LLC’s US federal tax returns remain open for each of the four years ended March 31, 2010. The statutes of limitations on each Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standard: In January 2010, the Financial Accounting
Standards Board issued amended guidance to improve disclosures about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level
3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effec-
tive for financial statements for fiscal years beginning after December
15, 2009, and interim periods within those fiscal years, except for dis-
closures about purchases, sales, issuances and settlements in the roll-
forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim peri-
ods within those fiscal years. The impact of this guidance on the Master
LLCs’ financial statements and disclosures is currently being assessed.

Other: Expenses directly related to each Master LLC are charged to that
Master LLC. Other operating expenses shared by several funds are pro-
rated among those funds on the basis of relative net assets or other appropriate methods. The Master LLCs have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership

20 ANNUAL REPORT

MARCH 31, 2010

Notes to Financial Statements (concluded)

Master Government Securities LLC and Master Treasury LLC

structure, PNC is an affiliate of the Master LLCs for 1940 Act purposes, but BAC and Barclays are not.

The Master LLCs entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned sub-
sidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each
Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master LLC. For such services, each Master LLC pays the Manager a monthly fee at the following annual rates of each Master LLC’s average daily net assets as follows :

Not exceeding $500 million	0.25%
In excess of $500 million , but not exceeding $1 billion	0.175%
In excess of $1 billion	0.125%

The Manager voluntarily agreed to waive a portion of the advisory fees and/or reimburse operating expenses of each Master LLC to enable the feeders that invest in the Master LLCs, respectively, to maintain minimum levels of net investment income. These amounts are shown as fees waived by advisor in the Statements of Operations. The Manager may discontinue this waiver or reimbursement at any time.

The Manager has entered into a separate sub-advisory agreement with
BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager, under which the Manager pays BIMC for services it pro-
vides, a monthly fee that is a percentage of the investment advisory fee paid by each Master LLC to the Manager.

For the year ended March 31, 2010, the Master LLCs reimbursed the
Manager the following amounts for certain accounting services, which are included in accounting services in the Statements of Operations:

Reimbursement
to Manager
Master Government Securities LLC	$ 15,572
Master Treasury LLC	$ 83,249

Certain officers and/or directors of the Master LLCs are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, each Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by each Master LLC may decline in response to certain events, including those directly involv-
ing the issuers whose securities are owned by the respective Master LLC;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, each
Master LLC may be exposed to counterparty risk, or the risk that an entity with which each Master LLC has unsettled or open transactions may default. The Master LLCs manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose each Master LLC to credit and counterparty risks, consist princi-
pally of investments and cash due from counterparties. The extent of each Master LLC’s exposure to credit and counterparty risks with respect to these financial assets is by their value recorded in the Master LLCs’
Statements of Assets and Liabilities, less any collateral held by the
Master LLCs.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on each
Master LLC through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjust-
ment or additional disclosure in the financial statements.

ANNUAL REPORT

MARCH 31, 2010

Report of Independent Registered Public Accounting Firm

Master Government Securities LLC
and Master Treasury LLC

To the Investors and Boards of Directors of Master
Government Securities LLC and Master Treasury LLC:

We have audited the accompanying statements of assets and liabilities of Master Government Securities LLC and Master Treasury LLC (the
“Master LLCs”), including the schedules of investments, as of March 31,
2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLCs’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Master LLCs are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLCs’ internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of March
31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Master Government Securities LLC and Master Treasury LLC as of
March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 27, 2010

ANNUAL REPORT

MARCH 31, 2010

Officers and Directors
Number of BlackRock-
Advised Registered
	Position(s)	Length		Investment Companies
	Held with	of Time		(“RICs”) Consisting of
Name, Address	Funds/	Served as		Investment Portfolios	Public
and Year of Birth	Master LLCs	Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Directors[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	36 RICs consisting of	None
55 East 52nd Street	the Board	1981/	of New York at Albany since 2000.	104 Portfolios
New York, NY 10055	and Director	2002
1940
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	Fox Chase Cancer Center since 2004; Member of the Archdiocesan	104 Portfolios
New York, NY 10055	and Director		Investment Committee of the Archdiocese of Philadelphia since
1941			2004; Director, The Committee of Seventy (civic) since 2006.
David O. Beim	Director	Since	Professor of Finance and Economics at the Columbia University	36 RICs consisting of	None
55 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	104 Portfolios
New York, NY 10055			Academy since 2002; Chairman, Wave Hill, Inc. (public garden and
1940			cultural center) from 1990 to 2006.
Dr. Matina Horner	Director	Since	Executive Vice President of Teachers Insurance and Annuity Associa-	36 RICs consisting of	NSTAR (electric
55 East 52nd Street		2007	tion and College Retirement Equities Fund from 1989 to 2003.	104 Portfolios	and gas utility)
New York, NY 10055
1939
Herbert I. London	Director and	Since	Professor Emeritus, New York University since 2005; John M. Olin	36 RICs consisting of	AIMS Worldwide,
55 East 52nd Street	Member of the	2007	Professor of Humanities, New York University from 1993 to 2005	104 Portfolios	Inc. (marketing)
New York, NY 10055	Audit Committee		and Professor thereof from 1980 to 2005; President, Hudson
1939			Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham
University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.
Cynthia A. Montgomery	Director	Since	Professor, Harvard Business School since 1989; Director, Harvard	36 RICs consisting of	Newell Rubbermaid,
55 East 52nd Street		1994/	Business School Publishing since 2005; Director, McLean Hospital	104 Portfolios	Inc. (manufacturing)
New York, NY 10055		2002	since 2005.
1952
Joseph P. Platt, Jr.	Director	Since	Director, The West Penn Allegheny Health System (a not-for-profit	36 RICs consisting of	Greenlight Capital
55 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	104 Portfolios	Re, Ltd (reinsurance
New York, NY 10055			insurance broker) since 1998; General Partner, Thorn Partners, LP		company); WQED
1947			(private investment) since 1998; Partner, Amarna Corporation, LLC		Multi-Media (public
			(private investment company) from 2002 to 2008.		broadcasting not-for-
proft)
Robert C. Robb, Jr.	Director	Since	Partner, Lewis, Eckert, Robb and Company (management and	36 RICs consisting of	None
55 East 52nd Street		2007	financial consulting firm) since 1981.	104 Portfolios
New York, NY 10055
1945
Toby Rosenblatt	Director	Since	President, Founders Investments Ltd. (private investments) since	36 RICs consisting of	A.P. Pharma, Inc.
55 East 52nd Street		2007	1999; Director, College Access Foundation of California	104 Portfolios	(specialty
New York, NY 10055			(philanthropic foundation) since 2009; Director, Forward		pharmaceuticals)
1938			Management, LLC since 2007; Director, The James Irvine
Foundation (philanthropic foundation) from 1998 to 2008.

ANNUAL REPORT

MARCH 31, 2010

Officers and Directors (continued)
Number of BlackRock-
Advised Registered
	Position(s)	Length		Investment Companies
	Held with	of Time		(“RICs”) Consisting of
Name, Address	Funds/	Served as		Investment Portfolios	Public
and Year of Birth	Master LLCs	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Directors[1] (concluded)
Kenneth L. Urish	Chair of the Audit	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	36 RICs consisting of	None
55 East 52nd Street	Committee and	2007	accountants and consultants) since 1976; Member of External	104 Portfolios
New York, NY 10055	Director		Advisory Board, The Pennsylvania State University Accounting
1951			Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member, Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
from 2007 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007.
Frederick W. Winter	Director and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	36 RICs consisting of	None
55 East 52nd Street	Member of the	2007	Business, University of Pittsburgh since 2005 and Dean thereof	104 Portfolios
New York, NY 10055	Audit Committee		from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945			since 1992; Director, Tippman Sports (recreation) since 2005;
Director, Indotronix International (IT services) from 2004 to 2008.
[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Boards have approved one-year extensions in the terms of Directors who turn 72 prior to December 31, 2013.
[2] Date shown is the earliest date a person has served as a director for the Funds/Master LLCs covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy
BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s/Master LLC board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987;
Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and
Frederick W. Winter, 1999.
Interested Directors[3]
Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	169 RICs consisting of	None
55 East 52nd Street		2007	Officer, State Street Research & Management Company from 2000	298 Portfolios
New York, NY 10055			to 2005; Chairman of the Board of Trustees, State Street Research
1945			Mutual Funds from 2000 to 2005.
Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director,	169 RICs consisting of	None
55 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer,	298 Portfolios
New York, NY 10055			BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock
1947			Funds and BlackRock Bond Allocation Target Shares from 2005 to
2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
3 Mr. Davis is an “interested person” as defined in the 1940 Act, of the Funds/Master LLC based on his position with BlackRock, Inc. and its affiliates.
Mr. Gabbay is an “interested person” of the Funds/Master LLCs based on his former positions with BlackRock, Inc. and its affiliates as well as his own-
ership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until
December 31 of the year in which they turn 72. The Boards have approved one-year extensions in the terms of Directors who turn 72 prior to
December 31, 2013.

ANNUAL REPORT

MARCH 31, 2010

Officers and Directors (continued)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Funds/Master LLCs	Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
Anne Ackerley	President and	Since	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to
55 East 52nd Street	Chief	2009[2]	2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer
New York, NY 10055	Executive		of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000
1962	Officer		to 2006.
Richard Hoerner, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management
55 East 52nd Street	President	2009	Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
New York, NY 10055
1958
Jeffrey Holland, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating
55 East 52nd Street	President	2009	Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for
New York, NY 10055			BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from
1971			2003 to 2006.
Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Simon Mendelson	Vice	Since	Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for
55 East 52nd Street	President	2009	BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group
New York, NY 10055			from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.
1964
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
55 East 52nd Street	President	2009	including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10055			Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001
1958			to 2003.
Christopher Stavrakos, CFA Vice		Since	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio
55 East 52nd Street	President	2009	Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the
New York, NY 10055			Securities Lending Group at Mellon Bank from 1999 to 2006.
1959
Neal Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch
55 East 52nd Street		2007	Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director
New York, NY 10055			of MLIM Fund Services Group from 2001 to 2006.
1970
Brian Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer
1959
Howard Surloff	Secretary	Since	Managing Director and General Counsel of U.S. Funds of BlackRock, Inc. since 2006; General Counsel (U.S.) of
55 East 52nd Street		2007	Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10055
1965

1 Officers of the Funds/Master LLCs serve at the pleasure of the Boards.
2 Ms. Ackerley has been President and Chief Executive Officer since 2009 and was Vice President from 2007 to 2009.
Further information about the Officers and Directors is available in the Fund’s/Master LLCs’ Statements of Additional Information, which can be obtained without charge by calling (800) 221-7210.

ANNUAL REPORT

MARCH 31, 2010

Officers and Directors (concluded)
Investment Advisor	Custodian	Accounting Agent	Distributor	Address of the Funds
and Administrator	State Street Bank	State Street Bank	BlackRock Investments, LLC	100 Bellevue Parkway
BlackRock Advisors, LLC	and Trust Company	and Trust Company	New York, NY 10022	Wilmington, DE 19809
Wilmington, DE 19809	Boston, MA 02111	Princeton, NJ 08540
Sub-Advisor	Transfer Agent	Independent Registered	Legal Counsel
BlackRock Institutional	Financial Data	Public Accounting Firm	Sidley Austin LLP
Management Corporation	Services, Inc.	Deloitte & Touche LLP	New York, NY 10019
Wilmington, DE 19809	Jacksonville, FL 32246	Princeton, NJ 08540

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce ex-
penses and eliminate duplicate mailings of shareholder documents.
Mailings of your shareholder documents may be householded indefi-
nitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 221-7210.

Availability of Quarterly Portfolio Schedule

The Funds/Master LLCs file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”)
for the first and third quarters of each fiscal year on Form N-Q. The
Funds’/Master LLCs’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the
SEC’s Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Funds’/Master LLCs’ Forms N-Q may also be obtained upon request and without charge by calling (800) 221-7210.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master LLCs use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 221-7210;
(2) at www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLCs voted proxies relating to securities held in the Funds’/Master LLCs’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 221-7210 and (2) on the SEC’s website at http://www.sec.gov.

26 ANNUAL REPORT

MARCH 31, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different pri-
vacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT

MARCH 31, 2010

#CMAGOTVR-3/10

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by each Fund’s
current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call
(800) 221-7210. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
CMA Government	$6,800	$6,800	$0	$0	$6,100	$6,100	$216	$733
Securities Fund
Master Government
Securities LLC	$24,400	$24,400	$0	$0	$9,200	$6,100	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the

Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
CMA Government Securities	$17,093	$414,333
Fund
Master Government Securities
LLC	$19,977	$413,600

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Government Securities Fund and Master Government Securities LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
CMA Government Securities Fund and Master Government Securities LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
CMA Government Securities Fund and Master Government Securities LLC

Date: May 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Government Securities Fund and Master Government Securities LLC

Date: May 27, 2010